PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) CAD in Billions		1 Months Ended						12 Months Ended							156 Months Ended
	May 15, 2012 USD ($)	Nov. 30, 2013 claim	May 31, 2013 USD ($)	Apr. 30, 2013 claim	Jun. 30, 2012 USD ($) employee claim	Jan. 31, 2008 USD ($)	Jun. 30, 2006	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($) claim	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2006	Dec. 31, 2014 USD ($) claim	Dec. 31, 2015 USD ($)	Dec. 18, 2014 USD ($)	Jan. 31, 2010 USD ($)
Disclosure of other provisions [line items]
Provisions								$ 2,022,000,000	$ 1,947,000,000							$ 2,204,000,000
Tender offer, exchange ratio							1.5714
Various other legal claims
Disclosure of other provisions [line items]
Provisions								196,000,000
Other legal claims
Disclosure of other provisions [line items]
Provisions								$ 202,000,000	$ 202,000,000							$ 269,000,000
Canada | Other legal claims
Disclosure of other provisions [line items]
Damages sought										$ 797,000,000	CAD 1
Italy | Other legal claims
Disclosure of other provisions [line items]
Estimate of possible loss																	$ 25,000,000
Business combination, expected amount																		$ 112,000,000
Italy | Bottom of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought			$ 45,000,000										$ 17,000,000
Italy | Top of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought			$ 71,000,000										$ 28,000,000
Luxembourg | Significant Shareholder
Disclosure of other provisions [line items]
Damages sought						$ 216,000,000
Luxembourg | Other legal claims
Disclosure of other provisions [line items]
Number of claims | employee					59
Damages sought					$ 71,000,000
Number of claims pending | claim					4
Number of dismissed claims | claim		2		2
France | Wrongful Termination of Contract
Disclosure of other provisions [line items]
Litigation case, term of contract														20 years
France | Association Actionnaires d'Arcelor
Disclosure of other provisions [line items]
Damages sought	$ 296,000,000
France | Other legal claims
Disclosure of other provisions [line items]
Number of claims pending | claim								404	394
Losses on litigation settlements								$ 6,400,000	$ 7,800,000
Professional fees expense								250,000	220,000
Payments for settlements								6,100,000	$ 7,600,000
France | Other legal claims | Wrongful Termination of Contract
Disclosure of other provisions [line items]
Damages sought of counterclaim value												$ 146,000,000
France | Other legal claims | Wrongful Termination of Contract Case, Possible Outcome One
Disclosure of other provisions [line items]
Damages sought												163,000,000
France | Other legal claims | Wrongful Termination of Contract Case, Possible Outcome Two
Disclosure of other provisions [line items]
Damages sought												$ 173,000,000
France | Bottom of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought								35,979
France | Top of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought								$ 779,545
Acindar Industria Argentina de Aceros S.A. | Other legal claims
Disclosure of other provisions [line items]
Number of claims | claim															38
Damages sought															$ 223,000,000
Number of unfavorable tax assessments or claims | claim								25
Estimate of possible loss								$ 69,000,000
Number of favorable tax assessments or claims | claim								3
Amount awarded from other party								$ 10,000,000
Number of claims pending | claim								1